Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information [Abstract]
Revenue by Geographic Region

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Asia	$140,177	$179,256	$208,690
Europe	34,653	40,237	40,147
United States	52,458	70,752	64,559

Total Revenue	$227,288	$290,245	$313,396